Hedge Accounting - Schedule of Breakdown by Maturity of Hedging Strategies (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	R$ 183,579,000,000	R$ 168,439,000,000
Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		4,273,000,000
Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	62,667,000,000	83,068,000,000
Hedge Of Highly Probable Forecast Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	232,000,000
Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	23,919,000,000	24,168,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	31,855,000,000	2,546,000,000
Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	15,227,000,000	13,147,000,000
Hedge Of Available For Sale Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	482,000,000	472,000,000
Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	6,444,000,000	4,273,000,000
Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,124,000,000	1,121,000,000
Cash flow hedges [member] | Hedge Of Syndicated Loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		6,844,000,000
Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	22,701,000,000	21,449,000,000
Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	12,157,000,000	8,659,000,000
Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	5,977,000,000	2,692,000,000
Currency, commodities, and ratios [Member] | Hedge Of Syndicated Loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	794,000,000
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	88,770,000,000	75,691,000,000
Current [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		121,000,000
Current [Member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	31,471,000,000	32,132,000,000
Current [Member] | Hedge Of Highly Probable Forecast Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	162,000,000
Current [Member] | Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	16,726,000,000	4,627,000,000
Current [Member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	251,000,000
Current [Member] | Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	12,352,000,000	8,940,000,000
Current [Member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,646,000,000
Current [Member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		123,000,000
Current [Member] | Cash flow hedges [member] | Hedge Of Syndicated Loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		6,844,000,000
Current [Member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	22,701,000,000	21,449,000,000
Current [Member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,399,000,000	1,266,000,000
Current [Member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	268,000,000	189,000,000
Current [Member] | Currency, commodities, and ratios [Member] | Hedge Of Syndicated Loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	794,000,000
Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	49,807,000,000	49,300,000,000
Later than one year and not later than two years [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		1,485,000,000
Later than one year and not later than two years [member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	11,205,000,000	28,616,000,000
Later than one year and not later than two years [member] | Hedge Of Highly Probable Forecast Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	70,000,000
Later than one year and not later than two years [member] | Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	5,940,000,000	13,719,000,000
Later than one year and not later than two years [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	25,209,000,000
Later than one year and not later than two years [member] | Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,822,000,000	2,598,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	749,000,000
Later than one year and not later than two years [member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	3,669,000,000	2,460,000,000
Later than one year and not later than two years [member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	143,000,000	422,000,000
Later than two years and not later than three years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	12,869,000,000	21,670,000,000
Later than two years and not later than three years [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		73,000,000
Later than two years and not later than three years [member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	6,210,000,000	10,188,000,000
Later than two years and not later than three years [member] | Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		4,890,000,000
Later than two years and not later than three years [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	3,956,000,000	1,465,000,000
Later than two years and not later than three years [member] | Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		1,558,000,000
Later than two years and not later than three years [member] | Hedge Of Available For Sale Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	223,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,026,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	27,000,000
Later than two years and not later than three years [member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	799,000,000	3,433,000,000
Later than two years and not later than three years [member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	628,000,000	63,000,000
Later than three years and not later than four years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	17,541,000,000	8,072,000,000
Later than three years and not later than four years [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		536,000,000
Later than three years and not later than four years [member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	12,125,000,000	5,646,000,000
Later than three years and not later than four years [member] | Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,253,000,000
Later than three years and not later than four years [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,349,000,000	918,000,000
Later than three years and not later than four years [member] | Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	53,000,000
Later than three years and not later than four years [member] | Hedge Of Available For Sale Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		218,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	884,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	157,000,000	24,000,000
Later than three years and not later than four years [member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	218,000,000	701,000,000
Later than three years and not later than four years [member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,502,000,000	29,000,000
Later than four years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,283,000,000	8,296,000,000
Later than four years and not later than five years [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		774,000,000
Later than four years and not later than five years [member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		6,070,000,000
Later than four years and not later than five years [member] | Hedge Of Assets Transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		932,000,000
Later than four years and not later than five years [member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		163,000,000
Later than four years and not later than five years [member] | Hedge Of Assets Denominated In U F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		51,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	525,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	75,000,000	141,000,000
Later than four years and not later than five years [member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	348,000,000	72,000,000
Later than four years and not later than five years [member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,335,000,000	93,000,000
From five to ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	8,225,000,000	3,610,000,000
From five to ten years [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		1,284,000,000
From five to ten years [Member] | Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,656,000,000	416,000,000
From five to ten years [Member] | Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,090,000,000
From five to ten years [Member] | Hedge Of Available For Sale Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	259,000,000	254,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	1,614,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	865,000,000	833,000,000
From five to ten years [Member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,099,000,000	488,000,000
From five to ten years [Member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	642,000,000	335,000,000
After ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	4,084,000,000	1,800,000,000
After ten years [Member] | Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	2,625,000,000	239,000,000
After ten years [Member] | Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	R$ 1,459,000,000	R$ 1,561,000,000